--------------------------------------------------------------------------------
                                 ANNUAL REPORT
                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                             WRL SERIES FUND, INC.
                                      AND
                                MERIDIAN/INVESCO
                                SECTOR VARIABLE
                                    ANNUITY



                              WESTERN RESERVE LIFE
                             ASSURANCE CO. OF OHIO


February 1997
ACC00011 (2/97)

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                               PAGE

Chairman's Letter  ..........................................    1
Report of Independent Accountants ...........................    2

WRL SERIES FUND, INC.
 Portfolio Managers' Commentary:
  Meridian/INVESCO Global Sector Portfolio ..................    4
  Meridian/INVESCO US Sector Portfolio ......................    5
  Meridian/INVESCO Foreign Sector Portfolio .................    6

 Schedules of Investments:
  Meridian/INVESCO Global Sector Portfolio ..................    7
  Meridian/INVESCO US Sector Portfolio ......................   10
  Meridian/INVESCO Foreign Sector Portfolio .................   13
 Statements of Assets and Liabilities  ......................   14
 Statements of Operations  ..................................   15
 Statements of Changes in Net Assets  .......................   16
 Financial Highlights  ......................................   17
 Notes to Financial Statements  .............................   18

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
 Statements of Assets, Liabilities and Equity Accounts ......   24
 Statements of Operations  ..................................   24
 Statements of Changes in Equity Accounts  ..................   25
 Selected Per Unit Data and Ratios  .........................   26
 Notes to Financial Statements  .............................   27

THE PORTFOLIOS OF THE WRL SERIES FUND, INC. ARE MADE AVAILABLE THROUGH VARIABLE LIFE INSURANCE, VARIABLE ANNUITY, AND GROUP ANNUITY PRODUCTS ISSUED BY WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO AND ITS AFFILIATES. THE AVAILABILITY OF CERTAIN PORTFOLIOS MAY VARY FROM PRODUCT TO PRODUCT.

JOHN R. KENNEY
CHAIRMAN OF THE BOARD


FELLOW CONTRACT OWNERS:

ALL'S WELL THAT ENDS WELL.

YES, DESPITE A SCARY SUMMER SELL-OFF AND MORE THAN A LITTLE NERVOUSNESS IN DECEMBER, INVESTORS STILL BID A FOND FAREWELL TO 1996, AND TO ANOTHER OUTSTANDING YEAR FOR THE MARKETS. OFFICIALLY, THE DOW JONES INDUSTRIAL AVERAGE GAINED 28.89% ON THE YEAR, THE S&P INDEX OF 500 COMMON STOCKS 22.96%, AND THE NASDAQ COMPOSITE 23.2% -- REMARKABLE NUMBERS IN THEIR OWN RIGHT, BUT STUNNING WHEN CONSIDERED WITH 1995'S EXTRAORDINARY RETURNS.

NOT TOO SURPRISINGLY, EVEN AS THE MAJOR AVERAGES SEEMED TO PUSH ALMOST DAILY INTO UNCHARTED TERRITORY, THE DEBATES RAGED AS TO HOW LONG THE GOOD TIMES WOULD LAST. HOW LONG BEFORE STOCKS WOULD FINALLY "CORRECT." HOW LONG BEFORE THIS GREAT "BUBBLE" WOULD BURST. HOW LONG INVESTORS WOULD HANG AROUND AFTER THE FIRST SIGN OF TROUBLE.

SO IT GOES. IT IS, QUITE SIMPLY, THE NATURE OF THE BUSINESS FOR
WELL-INTENTIONED FOLKS TO OFFER UP THEIR PROGNOSIS OF A BULL MARKET DURING A BULL MARKET. BUT THE FACT REMAINS, IT'S UTTERLY IMPOSSIBLE TO KNOW WHEN THE TOPS AND BOTTOMS WILL OCCUR. AND ANYONE WHO PRETENDS TO KNOW HAS DISPLACED FAITH IN THE FUTURE WITH SPECULATION ABOUT THE FUTURE.

THAT'S NOT TO SAY WE DON'T NEED TO PAY ATTENTION; WE DO. INDEED, PERHAPS IT'S A KEEN PERSPECTIVE, NOT INTELLECTUAL BRILLIANCE, THAT'S THE KEY TO INVESTMENT SUCCESS. AND IN THE END, FOR MOST INVESTORS THE IMPORTANT THING MAY BE NOT SO MUCH THEIR ABSOLUTE RETURNS, BUT THE STABILITY AND SUITABILITY OF THEIR PORTFOLIOS ALONG THE WAY.

THE MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY HAS BEEN DESIGNED TO HELP YOU CONSTRUCT YOUR OWN "HEALTHY" PORTFOLIO. THE THREE MERIDIAN/INVESCO
PORTFOLIOS -- US SECTOR, GLOBAL SECTOR, AND FOREIGN SECTOR -- ARE CO-MANAGED BY TWO OF THE INDUSTRY'S MOST DISTINCTIVE INVESTMENT ADVISORY GROUPS, MERIDIAN INVESTMENT MANGEMENT CORPORATION AND INVESCO GLOBAL ASSET MANAGEMENT LIMITED. THE PORTFOLIOS BRING A SYSTEMATIC, NON-EMOTIONAL SECTOR ALLOCATION STRATEGY TO GLOBAL ASSET MANAGEMENT. PLEASE TAKE A FEW MINUTES AND REVIEW THE PERSONAL COMMENTS FROM THE MANAGER ON HOW THE PORTFOLIOS HAVE BEEN INVESTED AND WHY. I INVITE YOU TO EVALUATE THESE REPORTS AND REVIEW THE DATA, INCLUDING MAJOR POSITIONS AND WEIGHTINGS. ALL OF THIS INFORMATION IS INTENDED TO PROVIDE YOU WITH AN INSIGHT INTO THE PORTFOLIOS' PERFORMANCE FOR THE PERIOD.

AS WE HEAD INTO 1997, THE ECONOMIC AND POLITICAL SETTINGS ARE CLOSE TO IDEAL FOR THE MARKETS. BUT, FOR WHAT IT'S WORTH, I WOULDN'T EXPECT TO SEE THE SAME KIND OF HISTORIC PERFORMANCE WE'VE WITNESSED OVER THE LAST TWO YEARS. WHAT I DO EXPECT IS FOR THE MERIDIAN/INVESCO PORTFOLIOS TO STAY THE COURSE WHATEVER THE MARKET DOES AND FOCUS SQUARELY ON LONG-TERM RESULTS.

AS ALWAYS, OUR HIGHEST PRIORITY REMAINS THE SAFETY OF THE FUNDS YOU HAVE ENTRUSTED WITH US. OUR COMMITMENT IS TO PROVIDE YOU WITH SUPERIOR PRODUCTS AND EXCEPTIONAL SERVICE FOR THE LONG TERM. WE RESPECT YOUR PERSONAL TASK OF FINANCIAL PLANNING AND APPRECIATE THE OPPORTUNITY TO HELP.

                                           SINCERELY YOURS,

                                         /s/ JOHN R. KENNEY
                                         ---------------------
                                             JOHN R. KENNEY

                              CHAIRMAN OF THE BOARD     CHAIRMAN OF THE BOARD
                              WRL SERIES FUND, INC.     CHIEF EXECUTIVE OFFICER
                                                        AND PRESIDENT
                                                        WESTERN RESERVE LIFE
                                                        ASSURANCE OF OHIO

WRL SERIES FUND, INC.
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the WRL Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Meridian/INVESCO Global Sector, Meridian/INVESCO US Sector and Meridian/INVESCO Foreign Sector Portfolios
(three of the portfolios constituting the WRL Series Fund, Inc., hereafter referred to as the "Portfolios") at December 31, 1996, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period May 1, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account - Meridian/INVESCO Sector Variable Annuity Contracts

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Meridian/INVESCO Sector Variable Annuity Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1996, and the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for the period May 1, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1997

WRL SERIES FUND, INC.
MERIDIAN/INVESCO GLOBAL SECTOR PORTFOLIO
PORTFOLIO MANAGERS' COMMENTARY
For the period ended December 31, 1996
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. MERIDIAN/INVESCO GLOBAL SECTOR PORTFOLIO, FINANCIAL TIMES WORLD INDEX AND THE
                      LEHMAN HUTTON AGGREGATE BOND INDEX

                                    [GRAPH 1]

THE MERIDIAN/INVESCO GLOBAL SECTOR PORTFOLIO, WITH ITS INVESTMENT OBJECTIVE OF CAPITAL GROWTH, FOLLOWS AN ASSET ALLOCATION AND SECTOR ROTATION STRATEGY WHICH SHIFTS BETWEEN A WIDE RANGE OF ASSET CLASSES, AND WITHIN THEM, SECTORS. THE PORTFOLIO INCREASED 6.08% FROM ITS INCEPTION MAY 1, 1996 THROUGH DECEMBER 31, 1996. THE PORTFOLIO'S BENCHMARK, WHICH CONSISTS OF A 60% WEIGHTING IN THE FINANCIAL TIMES WORLD INDEX AND A 40% WEIGHTING IN THE LEHMAN HUTTON AGGREGATE BOND INDEX, WAS UP 6.08% FOR THE SAME PERIOD. INDIVIDUALLY, THE FINANCIAL TIMES WORLD INDEX INCREASED 4.73%, WHILE THE LEHMAN HUTTON AGGREGATE BOND INDEX WAS UP 8.11%.

THE U.S. EQUITY MARKET POSTED A SECOND STRAIGHT YEAR OF RECORD GAINS. THE YEAR, HOWEVER, WAS MARKED BY INCREASED VOLATILITY AND DIVERGENT SECTOR PERFORMANCE. THE MARKET CONTINUED TO FAVOR LARGE CAPITALIZATION STOCKS, AS REPRESENTED BY THE DOW JONES INDUSTRIAL AVERAGE AND THE STANDARD AND POOR'S INDEX OF 500 COMMON STOCKS. THIS WAS MAINLY DUE TO A ROBUST ECONOMIC BACKGROUND AND A LOW INFLATION ENVIRONMENT. SMALL STOCKS, MEANWHILE, CONSIDERABLY LAGGED THE BROADER MARKET AVERAGES. AS ECONOMIC GROWTH SLOWS IN THE UPCOMING YEAR, EARNINGS GROWTH WILL BECOME A MORE HIGHLY PRIZED COMMODITY. THIS SHOULD INCREASE THE OPPORTUNITIES AVAILABLE FOR A SECTOR ROTATION STRATEGIST WITH AN EMPHASIS ON STOCK SELECTION.

DURING THE FOURTH QUARTER, WE INCREASED OUR EXPOSURE TO THE CONSUMER STAPLES SECTOR, INCLUDING POSITIONS IN THE HEALTH CARE DELIVERY AND FOOD INDUSTRIES. THESE WERE UNDER CONSIDERABLE PRESSURE DURING MOST OF 1996 AND VALUATIONS NOW APPEAR TO BE EXCEPTIONAL. THESE INDUSTRIES SHOULD BENEFIT FROM ENCOURAGING DEMOGRAPHICS, IMPROVING FUNDAMENTALS, AND FASTER GROWTH IN THE UPCOMING YEAR.

OUR QUANTITATIVE RESEARCH INDICATES THAT WHILE THE U.S. EQUITY MARKET, AS A WHOLE, IS FAIRLY VALUED, THERE ARE NUMEROUS OPPORTUNITIES IN MARKETS OUTSIDE OUR BORDERS. INTERNATIONAL EQUITY MARKETS IN OUR OPINION REPRESENT THE BEST GLOBAL OPPORTUNITY. WHILE SEVERAL INTERNATIONAL MARKETS LOOK ATTRACTIVE, OUR ANALYSIS INDICATES THAT EUROPEAN EQUITIES ARE THE MOST UNDER-PRICED RELATIVE TO THEIR FAIR VALUE. THE PORTFOLIO HAS EQUITY EXPOSURE IN GERMANY, DENMARK, AND ITALY. WHILE THESE MARKETS HAVE ASSISTED IN THE PORTFOLIO'S PERFORMANCE OVER THE PAST YEAR, THEY STILL REPRESENT EXCELLENT OPPORTUNITIES.

THE U.S. DOLLAR REMAINS A CONCERN WITH REGARD TO JAPANESE EQUITIES. THE DOLLAR CURRENTLY TRADES AT NEARLY 115 YEN, WHICH REPRESENTS A THREE-YEAR HIGH. FEARS AND CONCERNS HAVE PUT PRESSURE ON THE JAPANESE EQUITY MARKETS OVER THE PAST YEAR. AND THOUGH THE PORTFOLIO REMAINS UNDER-WEIGHTED IN JAPAN, OUR ANALYSIS SHOWS THAT JAPANESE EQUITIES ARE TRADING BELOW OUR VALUATIONS. AS SUCH, WE WILL CONTINUE TO MONITOR THIS MARKET AND TAKE ADVANTAGE OF ANY MISPRICINGS.

OUR FIXED-INCOME STRATEGY INCLUDES HIGH QUALITY ISSUES, AND IS MAINLY USED AS A DEFENSIVE POSITION. CURRENTLY, OUR EMPHASIS IS ON HIGH-QUALITY BONDS WITH A RELATIVELY SHORT OVERALL MATURITY. WE HAVE SUPPLEMENTED THIS EXPOSURE WITH A SIZABLE POSITION IN THE REAL ESTATE MARKET. REAL ESTATE, REPRESENTED BY REAL ESTATE INVESTMENT TRUSTS (REITS) HAS PERFORMED WELL THIS YEAR. IT WAS, IN FACT, THE SECOND BEST PERFORMING ASSET CLASS IN 1996. WE CONTINUE TO FEEL THIS IS A GOOD INVESTMENT THAT WILL ADD TO THE PORTFOLIO'S STABILITY.

FOR THE PAST TWO YEARS THE U.S. EQUITY MARKET HAS BEEN THE BEST PERFORMING ASSET CLASS. WE REMAIN CAUTIOUS ON OUR OUTLOOK FOR THE MARKET, HOWEVER, AS DOMESTIC STOCKS ARE TRADING NEAR THEIR FAIR VALUE. ASSET ALLOCATION, WE THINK, WILL BE THE MOST CRUCIAL ASPECT AFFECTING THE MERIDIAN/INVESCO GLOBAL SECTOR PORTFOLIO'S RETURNS IN THE UPCOMING YEAR. OUR STRATEGY IN 1997 WILL BE TO ENHANCE VALUE BY INCREASING DIVERSIFICATION GLOBALLY AND INVESTING IN ASSET CLASSES THAT REMAIN BARGAIN-PRICED.

       [LOGO]
(1)A REGISTERED SERVICE                              /s/ BRYAN M. RITZ
   MARK OF INVESCO PLC                              ---------------------
                                                         BRYAN M. RITZ
                                                        MERIDIAN/INVESCO
                                                 GLOBAL SECTOR PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus. Foreign securities involve special risks described in the prospectus that should be considered carefully before investing.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO US SECTOR PORTFOLIO
PORTFOIO MANAGERS'COMMENTARY
For the period ended December 31,1996
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. MERIDIAN/INVESCO US SECTOR PORTFOLIO AND THE STANDARD & POOR'S INDEX OF 500
                                COMMON STOCKS

                                    [GRAPH 2]

THE INVESTMENT OBJECTIVE OF THE MERIDIAN/INVESCO US SECTOR PORTFOLIO IS CAPITAL APPRECIATION. THE PORTFOLIO FOLLOWS A SECTOR ROTATION STRATEGY THAT SHIFTS AMONG A WIDE RANGE OF INDUSTRIES. THE PORTFOLIO HAS GAINED 4.25% FROM ITS INCEPTION, MAY 1, 1996 THROUGH DECEMBER 31, 1996. THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS GAINED 15.00% FOR THE SAME PERIOD, WHILE THE RUSSELL 2000 GAINED 4.63%.

THE FINANCIAL MARKETS POSED THE SECOND STRAIGHT YEAR OF RECORD GAINS. THE YEAR WAS MARKED BY INCREASED VOLATILITY AND DIVERGENT SECTOR PERFORMANCE. THE MARKET CONTINUED TO FAVOR LARGE CAPITALIZATION STOCKS, REPRESENTED BY THE DOW JONES INDUSTRIAL AVERAGE AND THE S&P 500. THIS WAS MAINLY DUE TO A ROBUST ECONOMIC BACKGROUND AND A LOW INFLATION ENVIRONMENT. SMALL STOCKS, MEANWHILE, CONSIDERABLY LAGGED BROADER MARKET AVERAGES. AS ECONOMIC GROWTH SLOWS IN THE UPCOMING YEAR, EARNINGS GROWTH WILL BECOME A MORE HIGHLY PRIZED COMMODITY. THIS SHOULD INCREASE THE OPPORTUNITIES AVAILABLE FOR A SECTOR ROTATION STRATEGIST WITH AN EMPHASIS ON STOCK SELECTION.

WE INCREASED OUR EXPOSURE IN THE CONSUMER STAPLES SECTOR, INCLUDING SIZABLE POSITIONS IN THE HEALTH CARE DELIVERY, HEALTH CARE DRUGS, AND FOOD INDUSTRIES. THESE INDUSTRIES HAVE BEEN UNDER CONSIDERABLE PRESSURE DURING MOST OF 1996 AND VALUATIONS APPEAR TO BE EXCEPTIONAL. THESE INDUSTRIES SHOULD BENEFIT FROM ENCOURAGING DEMOGRAPHICS, IMPROVING FUNDAMENTALS AND FASTER GROWTH IN THE UPCOMING YEAR.

OUR QUANTITATIVE RESEARCH INDICATES THAT THE MARKET, AS A WHOLE, IS FAIRLY-VALUED. SINCE THE MARKET IS ALREADY TRADING NEAR ITS FAIR VALUE, STOCKS PRICES WILL BE INFLUENCED MAINLY BY INTEREST RATES AND EARNINGS GROWTH. INTEREST RATES HAVE HOVERED NEAR THEIR LOWEST LEVELS IN MORE THAN A DECADE, WHILE THE ECONOMY CONTINUES TO GROW AT ABOVE AVERAGE LEVELS. THE MARKET'S EXPECTATIONS REGARDING INFLATION WILL CONTINUALLY BE A SOURCE OF CONCERN AND FEAR FOR MOST OF THE YEAR. STOCK RETURNS, THEREFORE, WILL BE MORE DEPENDENT ON THE DIRECTION OF INTEREST RATES AND LESS ON EARNINGS THAN IN THE PAST. THIS LEADS US TO BELIEVE THE MARKET WILL BE VOLATILE OVER THE UPCOMING SIX MONTHS.

A VOLATILE MARKET GENERALLY PRODUCES A BROAD RANGE OF PERFORMANCES AMONG THE VARIOUS MARKET SECTORS. THIS ENVIRONMENT SHOULD BE POSITIVE FOR A SECTOR AND INDUSTRY ROTATION STRATEGY. THE PORTFOLIO'S WEIGHTINGS IN THE DIFFERENT INDUSTRIES SHOULD HAVE A MORE PRONOUNCED IMPACT ON PERFORMANCE IN 1997. THE PROSPECTS FOR OUR CURRENT HOLDINGS REMAIN PROMISING, ESPECIALLY IN THE HEALTH CARE AND TECHNOLOGY INDUSTRIES. WE LOOK FORWARD TO THE UPCOMING YEAR AS WE CONTINUE TO SEARCH FOR UNDER-VALUED INDUSTRIES THAT REPRESENT OPPORTUNITIES.

            [LOGO]
     (1)A REGISTERED SERVICE                            /s/ BRYAN M. RITZ
        MARK OF INVESCO PLC                            -----------------------
                                                            BRYAN M. RITZ
                                                           MERIDIAN/INVESCO
                                                     US SECTOR PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO FOREIGN SECTOR PORTFOLIO
PORTFOLIO MANAGERS' COMMENTARY
For the period ended December 31, 1996
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. MERIDIAN/INVESCO FOREIGN SECTOR PORTFOLIO AND THE FINANCIAL TIMES WORLD INDEX

                                    [GRAPH 3]

THE INVESTMENT OBJECTIVE OF THE MERIDIAN/INVESCO FOREIGN SECTOR PORTFOLIO IS CAPITAL APPRECIATION. THE PORTFOLIO FOLLOWS A COUNTRY ROTATION STRATEGY THAT SHIFTS AMONG A WIDE RANGE OF COUNTRIES AROUND THE GLOBE. IT HAS GAINED 3.44% FROM ITS INCEPTION MAY 1, 1996 THROUGH DECEMBER 31, 1996. THE FINANCIAL TIMES WORLD INDEX EXCLUDING THE U.S. RETREATED (1.17%) FOR THE SAME PERIOD.

THE INTERNATIONAL EQUITY MARKETS HAVE LAGGED THE U.S. EQUITY MARKET FOR THE SECOND STRAIGHT YEAR. WHILE PERFORMANCE HAS BEEN POSITIVE IN MOST EQUITY MARKETS, THE DOLLAR HAS CONTINUALLY NEGATED RETURNS. WE BELIEVE THE DOLLAR IS NOW TRADING NEAR ITS TRUE VALUE AGAINST OTHER MAJOR CURRENCIES AND FEEL IT WILL NOT HAVE A MAJOR IMPACT ON THE PORTFOLIO'S RETURNS IN 1997. WHILE COUNTRY SELECTION HAS BENEFITED THE PORTFOLIO, STOCK SELECTION HAS BEEN KEY TO PERFORMANCE. INVESCO HAS ONE OF THE MOST EXTENSIVE GLOBAL RESEARCH TEAMS IN THE FINANCIAL INDUSTRY. THEY ARE LOCATED AROUND THE GLOBE AND ARE UNIQUELY SITUATED TO TAKE ADVANTAGE OF INTERNATIONAL OPPORTUNITIES.

THERE ARE NUMEROUS OPPORTUNITIES IN MARKETS OUTSIDE THE U.S. THROUGH OUR ANALYSIS WE FEEL INTERNATIONAL EQUITY MARKETS REPRESENT THE BEST OPPORTUNITY GLOBALLY. WHILE SEVERAL INTERNATIONAL MARKETS LOOK ATTRACTIVE, OUR ANALYSIS INDICATES THAT EUROPEAN EQUITIES ARE THE MOST UNDER-PRICED RELATIVE TO THEIR FAIR VALUE. THE PORTFOLIO HAS HAD EXPOSURE IN GERMANY, DENMARK, BELGIUM, ITALY, AND SPAIN THROUGHOUT THE YEAR. WHILE THESE MARKETS HAVE APPRECIATED IN THE PAST YEAR, THEY STILL REPRESENT EXCELLENT OPPORTUNITIES.

WE INCREASED OUR EXPOSURE TO EUROPEAN EQUITIES, TAKING POSITIONS IN THE UNITED KINGDOM AND FRANCE. THESE MARKETS HAVE AIDED PERFORMANCE, BUT THEY ARE STILL TRADING BELOW THEIR FAIR VALUES. WE REMAIN BULLISH ON BOTH THESE MARKETS.

THE DOLLAR REMAINS A CONCERN WITH REGARD TO JAPANESE EQUITIES; IT CURRENTLY TRADES NEAR 115 YEN AND HAS INCREASED DRAMATICALLY OVER THE PAST YEAR. FEARS AND CONCERNS HAVE PUT PRESSURE ON THE JAPANESE EQUITY MARKETS OVER THE PAST YEAR. WHILE THE PORTFOLIO REMAINS UNDER-WEIGHTED IN JAPAN, OUR ANALYSIS SHOWS THAT JAPANESE EQUITIES ARE TRADING BELOW OUR VALUATIONS. WE WILL CONTINUE TO MONITOR THIS MARKET AND TAKE ADVANTAGE OF ANY MISPRICINGS.

THE PORTFOLIO ALSO HAS A SMALL POSITION IN KOREA. THIS MARKET HAS BEEN DEPRESSED DUE TO POLITICAL UNCERTAINTY AND SLOWING ECONOMIC GROWTH. THIS MARKET'S VALUATION, HOWEVER, REMAINS ATTRACTIVE AND WE ARE CAUTIOUSLY OPTIMISTIC IN 1997.

THE PORTFOLIO'S STRATEGY OF INVESTING IN SELECTIVE COUNTRY EQUITY MARKETS HAS PROVEN TO BE A SUCCESSFUL METHOD OF PARTICIPATING IN INTERNATIONAL MARKETS. WE CONTINUE TO EXPECT VOLATILE MARKETS DURING THE UPCOMING YEAR. OUR STRATEGY OF INVESTING IN UNDER-VALUED COUNTRIES SHOULD BENEFIT THE PORTFOLIO IN THIS TYPE OF ENVIRONMENT.

                                                     /s/ BRYAN M. RITZ
                                                     ---------------------
              [LOGO]                                     BRYAN M. RITZ
       (1)A REGISTERED SERVICE                          MERIDIAN/INVESCO
          MARK OF INVESCO PLC                   FOREIGN SECTOR PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus. Foreign securities involve special risks described in the prospectus that should be considered carefully before investing.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO GLOBAL SECTOR PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                     PRINCIPAL       MARKET
                                                       AMOUNT        VALUE
                                                    -----------    ---------

U.S GOVERNMENT OBLIGATIONS (21.33%)

 U.S. Treasury Notes
      6.63%, due 06/30/01 ....................   $   735,000   $   746,628
 U.S. Treasury Notes
     7.25%, due 08/15/04 .....................       290,000       305,178
 U.S. Treasury Notes
     5.88%, due 02/15/04 .....................       450,000       438,084
                                                               -----------
 Total U.S Government Obligations
 (cost: $1,481,001) ........................................     1,489,890
                                                               -----------
ASSET-BACKED SECURITIES (0.94%)

 General Motors Acceptance Corporation
     6.75%, due 03/15/03 .....................        66,000        65,753
                                                               -----------
 Total Asset-Backed Securities
     (cost: $64,614) .......................................        65,753
                                                               -----------
CORPORATE DEBT SECURITIES (5.98%)

  COMMERCIAL BANKS (3.81%)

 Hitachi Credit Corp.
     6.63%, due 11/19/01 .....................       200,000       200,750
 NationsBank Corporation
     7.00%, due 05/15/03 .....................        65,000        65,569

  FINANCE (2.17%)

 Commercial Credit Company
     6.13%, due 12/01/05 .....................       160,000       151,200
                                                               -----------
 Total Corporate Debt Securities
    (cost: $414,328) .......................................  $    417,519
                                                               -----------

                                                     NUMBER OF      MARKET
                                                       SHARES        VALUE
                                                    -----------    ---------
PREFERRED STOCKS (1.05%)

  COMPUTER & DATA PROCESSING (1.05%)

 SAP AG -Vorzug ..............................           525  $     73,400
                                                               -----------
 Total Preferred Stock
 (cost: $79,779) ...........................................        73,400
                                                               -----------
COMMON STOCKS (61.39%)

  AEROSPACE (0.45%)

 Mitsubishi Heavy Industries, Ltd. ...........         4,000        31,771

  AGRICULTURE (1.04%)

 Dole Food Company ...........................         2,150        72,831

COMMON STOCKS (CONTINUED)

  APPAREL & ACCESSORY STORES (0.77%)

 Gucci Group .................................           800   $    53,797

  AUTOMOTIVE (1.46%)

 Bayerische Motoren Werke AG .................           105        73,264
 Honda Motor Company, Ltd. ...................         1,000        28,576

  BEER, WINE, & DISTILLED BEVERAGES (0.59%)

 Asahi Breweries .............................         4,000        41,440

  CHEMICALS & ALLIED PRODUCTS (2.70%)

 Bayer AG ....................................         1,980        80,858
 Hoechst AG ..................................         1,460        69,022
 Mitsubishi Chemical Corp. (a) ...............        12,000        38,850

  COMMERCIAL BANKS (0.80%)

 Sanwa Bank Ltd. .............................         2,000        27,281
 Sumitomo Trust & Bank .......................         2,000        28,835

  COMMUNICATION (1.45%)

 US West, Inc. (a) ...........................         5,460       101,010

  COMMUNICATIONS EQUIPMENT (1.30%)

 Lucent Technologies, Inc. ...................         1,380        63,825
 Tadiran Telecommunications Ltd. .............         1,200        26,850

  COMPUTER & DATA PROCESSING SERVICE (0.19%)

 Bay Networks, Inc. (a) ......................           630        13,151

  COMPUTER & OFFICE EQUIPMENT (0.87%)

 Cisco Systems, Inc. (a) .....................           540        34,358
 Sterling Commerce, Inc. (a) .................           750        26,438

  CONSTRUCTION (0.55%)

 Daiwa House Industry Co., Ltd. (a) ..........         3,000        38,591

  DEPARTMENT STORES (0.52%)

 Takashimaya Co. .............................         3,000        36,001

  ELECTRICAL GOODS (0.53%)

 Motorola, Inc. ..............................           600        36,825

  ELECTRONIC COMPONENTS & ACCESSORIES (3.31%)

 Atmel Corporation (a) .......................           790        26,169
 Fujitsu Ltd. ................................         5,000        46,620
 Intel Corporation ...........................           840       109,988
 Lattice Semiconductor Corporation (a)........         1,060        48,760

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO GLOBAL SECTOR PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 1996

                                                     NUMBER OF      MARKET
                                                       SHARES        VALUE
                                                    -----------    ---------
COMMON STOCKS (CONTINUED)

  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (1.92%)

 Hirose Electric Co. .........................           900   $    52,137
 Sharp Corporation ...........................         3,000        42,735
 Sony Corporation ............................           600        39,316

  FABRICATED METAL PRODUCTS (1.16%)

 Mitsubishi Materials Corp. ..................        11,000        44,444
 NSK Ltd. ....................................         6,000        36,364

  FINANCE (1.07%)

 Nikko Securities Company Ltd. (a) ...........         5,000        37,296
 Orix Corp. ..................................           900        37,451

  FOOD & KINDRED PRODUCTS (1.59%)

 Heinz (H.J.) Company ........................         1,475        52,731
 Ralston-Ralston Purina Group ................           800        58,700

  HEALTH SERVICES (5.61%)

 Columbia/HCA Healthcare Corporation .........         2,300        93,725
 Falck A/S ...................................           450       134,499
 Oxford Health Plans, Inc. (a) ...............         2,800       163,975

  HOLDING & OTHER INVESTMENT OFFICES (10.41%)

 Bay Apartment Communities, Inc. .............         4,580       164,880
 Beacon Properties Corporation ...............         4,300       157,488
 Gables Residential Trust ....................         5,090       147,610
 Public Storage, Inc. ........................         4,020       124,620
 Starwood Lodging Trust ......................         2,415       133,127

  INSTRUMENTS & RELATED PRODUCTS (0.41%)

 KLA Instruments Corporation (a) .............           810        28,755

  INSURANCE (0.46%)

 Dai-Tokyo Fire & Marine
   Insurance Co. .............................         6,000        31,857

  MACHINERY, EQUIPMENT & SUPPLIES (0.64%)

 Daikin Industries Ltd. ......................         5,000        44,462

  MANUFACTURING INDUSTRIES (1.63%)

 Bulgari SpA .................................         4,600        93,456
 Sega Enterprises ............................           600        20,202

  MEDICAL INSTRUMENTS & SUPPLIES (1.60%)

 Coloplast A/S-Class B .......................           980       111,505

  METAL CANS & SHIPPING CONTAINERS (1.99%)

 Crown Cork & Seal Company, Inc. .............         2,555       138,928

  OIL & GAS EXTRACTION (1.40%)

 Ente Nazionale Idrocarburi SpA ..............        19,000        97,795

  PHARMACEUTICALS (1.73%)

 Novo Nordisk A/S ............................           640       120,642

  PRIMARY METAL INDUSTRIES (0.49%)

 Kawasaki Steel ..............................        12,000        34,499

  PRINTING & PUBLISHING (1.47%)

 A.H. Belo Corporation -Class A ..............         2,950       102,881

  RADIO & TELEVISION BROADCAST (1.17%)

 Emmis Broadcasting Corporation (a) ..........         2,500        81,875

  REAL ESTATE (0.43%)

 Mitsui Fudosan ..............................         3,000        30,044

  RESTAURANTS (3.36%)

 Cracker Barrel Old Country Store, Inc. ......         2,540        64,453
 Lone Star Steakhouse & Saloon (a) ...........         2,350        62,863
 McDonald's Corporation ......................         2,370       107,243

  RUBBER & MISC. PLASTIC PRODUCTS (0.94%)

 Adidas AG ...................................           760        65,730

  STONE, CLAY & GLASS PRODUCTS (1.22%)

 Owens-Illinois, Inc. (a) ....................         3,750        85,313

  TELECOMMUNICATIONS (2.20%)

 Newbridge Networks Corporation (a) ..........           600        16,950
 Nippon Telegraph & Telephone Corp. ..........             4        30,320
 Telecom Italia Mobile SpA ...................        42,000       106,524

  TEXTILE MILL PRODUCTS (0.27%)

 Toray Industries, Inc. ......................         3,000        18,519

  TRUCKING & WAREHOUSING (0.59%)

 Nippon Express Co. ..........................         6,000        41,129

  WHOLESALE TRADE DURABLE GOODS (1.10%)

 Canon Sales Co. .............................         2,000        44,548
 Itochu Corp. ................................         6,000        32,219
                                                               -----------
 Total Common Stocks
 (cost: $4,024,742) ........................................     4,288,921
                                                               -----------
 Total Investment Securities
 (cost: $6,064,464) ........................................   $ 6,335,483
                                                               ===========

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO GLOBAL SECTOR PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 1996


SUMMARY

Investments at value .........................         90.69%   $ 6,335,483
Other Assets in
  Excess of Liabilities ......................          9.31%       650,592
                                                  ----------    -----------
Net Assets ...................................        100.00%   $ 6,986,075
                                                  ==========    ===========

INVESTMENTS BY COUNTRY

 Size of investment is indicated as a percentage of total portfolio net assets.

                                                    MARKET
                                                    VALUE       PERCENTAGE
                                                 -----------   ------------
Denmark .....................................    $   366,647           5.25%
Germany .....................................        362,275           5.19%
Netherlands .................................         53,797           0.77%
Italy .......................................        297,775           4.26%
Japan .......................................        935,509          13.39%
United States ...............................      4,970,072          71.14%
                                                 -----------    -----------
                                                 $ 6,986,075         100.00%
                                                 ===========    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FIND, INC.
MERIDIAN/INVESCO US SECTOR PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                      NUMBER OF     MARKET
                                                       SHARES        VALUE
                                                    ------------ ------------
COMMON STOCKS (81.05%)

  AIR TRANSPORTATION (4.01%)

 Alaska Air Group, Inc. (a) ..................           900   $    18,900
 Midwest Express Holdings, Inc. (a) ..........           600        21,600
 UAL Corporation (a) .........................           700        43,750

  AMUSEMENT & RECREATION SERVICE (0.44%)

 Gaylord Entertainment Company ...............           400         9,150

  BUSINESS SERVICES (1.74%)

 Omnicom Group, Inc. .........................           800        36,600

  COMMUNICATION (0.29%)

 Comcast Corporation .........................           347         6,181

  COMMUNICATIONS EQUIPMENT (4.01%)

 ADC Telecommunications, Inc. (a) ............           900        28,012
 Northern Telecom Limited ....................           400        24,750
 Octel Communications
   Corporation (a) ...........................           300         5,250
 P-COM, Inc. (a) .............................           200         5,925
 Tadiran Telecommunications Ltd. .............           700        15,662
 Voice Control Systems, Inc. (a) .............           600         4,725

  COMPUTER & DATA PROCESSING SERVICE (4.37%)

 Cadence Design Systems, Inc. (a) ............           500        19,875
 EPIC Design Technology, Inc. (a) ............           100         2,500
 HBO & Company ...............................           500        29,687
 Netscape Communications Corporation (a) .....           700        39,812

  DEPARTMENT STORES (1.12%)

 TJX Companies, Inc. .........................           500        23,687

  ELECTRICAL GOODS (1.46%)

 Motorola, Inc. ..............................           500        30,687

  ELECTRONIC COMPONENTS & ACCESSORIES (4.98%)

 Analog Devices, Inc. (a) ....................           700        23,712
 Intel Corporation ...........................           300        39,281
 Lattice Semiconductor Corporation (a) .......           300        13,800
 Linear Technology Corporation ...............           200         8,775
 Texas Instruments, Inc. .....................           300        19,125

  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (1.32%)

 Harman International Industries, Inc. .......           500        27,812

  FOOD & KINDRED PRODUCTS (5.82%)

 General Mills, Inc. .........................           200        12,675
 H.J. Heinz Company ..........................           900        32,175
 Kellogg Company .............................           600        39,375
 Quaker Oats Company .........................         1,000        38,125

  HEALTH SERVICES (2.75%)

 Columbia/HCA Healthcare Corporation .........           700        28,525
 Oxford Health Plans, Inc. (a) ...............           500        29,281

  HOTELS & OTHER LODGING PLACES (1.15%)

 Circus Circus Enterprises (a) ...............           700        24,062

  INSTRUMENTS & RELATED PRODUCTS (0.51%)

 KLA Instruments Corporation (a) .............           300        10,650

  LUMBER & OTHER BUILDING MATERIALS (1.19%)

 Home Depot, Inc. ............................           500        25,063

  MANUFACTURING INDUSTRIES (2.10%)

 K2, Inc. ....................................         1,600        44,000

  METAL CANS & SHIPPPING CONTAINERS (2.07%)

 Crown Cork & Seal Company, Inc. .............           800        43,500

  MOTION PICTURES (2.62%)

 News Corporation Limited ....................         1,400        24,675
 News Corporation Limited -ADR ...............           600        12,525
 Time Warner, Inc. ...........................           475        17,813

  PAPER & ALLIED PRODUCTS (1.39%)

 Sealed Air Corporation (a) ..................           700        29,138

  PAPER & PAPER PRODUCTS (1.27%)

 Caraustar Industries, Inc. ..................           800        26,600

  PAPERBOARD CONTAINERS AND BOXES (1.55%)

 Temple-Inland, Inc. .........................           600        32,475

  PHARMACEUTICALS (4.04%)

 Eli Lilly & Company .........................           300        21,900
 Merck & Company, Inc. .......................           300        23,775
 Pfizer, Inc. (a) ............................           200        16,575
 Warner - Lambert Company ....................           300        22,500

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO US SECTOR PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 1996


                                                      NUMBER OF      MARKET
                                                        SHARES        VALUE
                                                     ------------ ------------
COMMON STOCKS (CONTINUED)

  PRINTING & PUBLISHING (3.02%)

 American Greetings Corporation ..............         1,000     $  28,375
 A.H. Belo Corporation .......................           300        10,463
 E.W. Scripps Company ........................           700        24,500

  RESEARCH & TESTING SERVICES (1.26%)

 Quintiles Transnational
   Corporation (a) ...........................           400        26,500

  RESTAURANTS (5.96%)

 Cracker Barrel Old Country Store, Inc. ......         2,000        50,750
 Lone Star Steakhouse & Saloon (a) ...........           500        13,375
 McDonald's Corporation ......................           900        40,725
 Papa John's International, Inc. (a) .........           600        20,250

  RETAIL TRADE (3.65%)

 Price/Costco, Inc. (a) ......................         1,500        37,688
 Toys "R" Us, Inc. (a) .......................         1,300        39,000

  STONE, CLAY & GLASS PRODUCTS (0.87%)

 Owens-Illinois, Inc. (a) ....................           800        18,200

  TELECOMMUNICATIONS (8.08%)

 Ameritech Corporation .......................           600        36,375
 Frontier Corporation ........................           900        20,363
 Mfs Communications Company, Inc.(a) .........           700        38,150
 SBC Communications, Inc. ....................           600        31,050
 Sprint Corporation ..........................         1,100        43,863

  TRANSPORTATION & PUBLIC UTILITIES (0.80%)

 Sabre Group Holdings Inc. (a) ...............           600        16,725

  WATER TRANSPORTATION (1.89%)

 Carnival Corporation ........................         1,200        39,600

  WHOLESALE TRADE DURABLE GOODS (2.09%)

 Johnson & Johnson ...........................           300        14,925
 Omnicare, Inc. ..............................           900        28,913

  WHOLESALE TRADE NONDURABLE GOODS (3.23%)

 Richfood Holdings, Inc. .....................           450        10,913
 Supervalu, Inc. .............................         1,200        34,050
 Sysco Corporation ...........................           700        22,838
                                                               -----------
 Total Common Stocks
 (cost: $1,593,888) ........................................     1,702,256
                                                               -----------
 Total Investment Securities
    (cost: $1,593,888) .....................................   $ 1,702,256
                                                               ===========

SUMMARY

 Investments at value ........................         81.05%   $ 1,702,256
 Other Assets in
   Excess of Liabilities .....................         18.95%       397,930
                                                 -----------    -----------
   Net Assets ................................        100.00%   $ 2,100,186
                                                 ===========    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months. ADR American Depository Receipt.

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO FOREIGN SECTOR PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 1996

                                                      NUMBER OF       MARKET
                                                        SHARES         VALUE
                                                     ------------ -------------
PREFERRED STOCKS (1.70%)

  COMPUTER & DATA PROCESSING SERVICE (1.70%)

 SAP AG -Vorzug ..............................           180      $    25,166
                                                                  -----------
 Total Preferred Stocks
 (cost: $23,963) ...........................................           25,166
                                                                  -----------
COMMON STOCKS (89.42%)

  AEROSPACE (1.08%)

 Mitsubishi Heavy Industries Ltd. ............         2,000           15,885

  APPAREL PRODUCTS (0.88%)

 Burton Group plc ............................         4,870           13,005

  APPAREL & ACCESSORY STORES (0.91%)

 Gucci Group .................................           200           13,449

  AUTOMOTIVE (2.83%)

 Bayerische Motoren Werke AG .................            60           41,865

  BEER, WINE, & DISTILLED BEVERAGES (2.28%)

 Asahi Breweries .............................         1,000           10,360
 Bass PLC ....................................         1,660           23,329

  CHEMICALS & ALLIED PRODUCTS (6.06%)

 Bayer AG ....................................         1,180           48,188
 Hoechst AG (a) ..............................           670           31,674
 Mitsubishi Chemical Corp. ...................         3,000            9,713

  COMMERCIAL BANKS (9.89%)

 Banco Bilbao Vizcaya, S.A ...................           970           52,358
 Bank of East Asia, Ltd. .....................         4,000           17,792
 Kredietbank NV ..............................           190           62,303
 Sanwa Bank Ltd. .............................         1,000           13,641

  CONSTRUCTION (1.89%)

 Daiwa House Industry Co., Ltd. (a) ..........         1,000           12,864
 Dong-Ah Construction Industrial
   Company EDR (a) ...........................         1,400           14,980

  DEPARTMENT STORES (0.81%)

 Takashimaya Co. .............................         1,000           12,000

  ELECTRIC, GAS & SANITARY SERVICES (1.25%)

 Korea Electric Power Corporation
   - sponsored ADR ...........................           900           18,450

  ELECTRONIC COMPONENTS & ACCESSORIES (1.28%)

 Toshiba Corporation .........................         3,000           18,855

  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (3.04%)

 Samsung Electronics GDR 144A (a) (b) ........           600           11,070
 Sharp Corporation ...........................         1,000           14,245
 Sony Corporation ............................           300           19,658

  FABRICATED METAL PRODUCTS (2.60%)

 Mitsubishi Materials Corp. ..................         5,000           20,202
 NSK Ltd. ....................................         3,000           18,182

  FINANCE (5.53%)

 Lloyds TSB Group plc ........................         3,406           25,100
 Nikko Securities Company Ltd. ...............         2,000           14,918
 Orix Corp. ..................................         1,000           41,613

  FOOD STORES (7.09%)

 Carrefour SA (a) ............................            30           19,537
 Centros Comerciales Pryca, SA ...............         1,120           23,716
 Delhaize-Le Lion, SA ........................         1,035           61,514

  HOLDING & OTHER INVESTMENT OFFICES (1.60%)

 Hutchison Whampoa Limited ...................         3,000           23,565

  INDUSTRIAL MACHINERY & EQUIPMENT (0.99%)

 Siebe plc ...................................           787           14,604

  INSTRUMENTS & RELATED PRODUCTS (2.45%)

 Safilo S.p.A ................................         2,100           36,217

  INSURANCE (1.51%)

 AXA - UAP ...................................           350           22,280

  MANUFACTURING INDUSTRIES (9.46%)

 Barco Industries nv (a) .....................           340           58,746
 Bulgari S.p.A ...............................         2,300           46,728
 Christian Dior SA ...........................           120           19,375
 Societe BIC SA (a) ..........................           100           15,008

  MEDICAL INSTRUMENTS & SUPPLIES (3.08%)

 Coloplast A/S Class B .......................           400           45,512

  OIL & GAS EXTRACTION (0.84%)

 Shell Transport & Trading ...................           720           12,436

  PHARMACEUTICALS (4.28%)

 Novo Nordisk A/S ............................           335           63,149

  PRIMARY METAL INDUSTRIES (0.78%)

 Kawasaki Steel ..............................         4,000           11,500

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
MERIDIAN/INVESCO FOREIGN SECTOR PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 1996

                                                      NUMBER OF      MARKET
                                                       SHARES        VALUE
                                                    ------------ -------------
COMMON STOCKS (CONTINUED)

  RADIO & TELEVISION BROADCASTING (2.29%)

 Compagnie Luxembourgeoise pour
   l'Audio-Visuel et la Finance ..............           720    $    33,825

  RAILROADS (0.84%)

 Guangshen Railway Company Limited ADR (a) ...           600         12,375

  REAL ESTATE (2.48%)

 Cheung Kong (Holdings) Ltd. .................         3,000         26,668
 Mitsui Fudosan Co., Ltd. ....................         1,000         10,015

  RUBBER & MISC. PLASTIC PRODUCTS (1.76%)

 Adidas AG ...................................           300         25,946

  TELECOMMUNICATIONS (3.26%)

 Telecom Italia Mobile SpA ...................        19,000         48,189

  TEXTILE MILL PRODUCTS (0.84%)

 Toray Industries, Inc. ......................         2,000         12,346

  TRANSPORTATION & PUBLIC UTILITIES (3.52%)

 Empresa Nacional de Electricidad, S.A .......           730         51,937

  TRUCKING & WAREHOUSING (0.93%)

 Nippon Express Co., Ltd. ....................         2,000         13,710

  WHOLESALE TRADE DURABLE GOODS (1.09%)

 Itochu Corporation ..........................         3,000         16,110
                                                                -----------
 Total Common Stocks
    (cost: $1,293,421) ......................................     1,320,707
                                                                -----------
 Total Investment Securities
    (cost: $1,317,384) ......................................   $ 1,345,873
                                                                ===========
SUMMARY
 Investments at value ........................         91.12%   $ 1,345,873
 Other Assets in
   Excess of Liabilities .....................          8.88%       131,201
                                                 -----------    -----------
 Net Assets ..................................        100.00%   $ 1,477,074
                                                 ===========    ===========

INVESTMENTS BY COUNTRY
 Size of investment is indicated as a percentage of total portfolio net assets.

                                                  MARKET VALUE    PERCENTAGE
                                                 -------------  -------------

Belgium ......................................   $   216,388          14.65%
Denmark ......................................       108,661           7.36%
France .......................................        76,200           5.16%
Germany ......................................       172,840          11.70%
Hong Kong ....................................        68,024           4.61%
Italy ........................................       131,134           8.88%
Japan ........................................       285,816          19.35%
Netherlands ..................................        13,449           0.91%
Spain ........................................       128,012           8.67%
United Kingdom ...............................        88,474           5.99%
United States ................................       188,076          12.72%
                                                 -----------    -----------
                                                 $ 1,477,074         100.00%
                                                 ===========    ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No income dividends were paid during the preceding twelve months.
(b) Securities are registered pursuant to rule 144A and may be deemed to be restricted for resale.
ADR  American Depository Receipt
GDR  Global Depository Receipt
EDR  European Depository Receipt

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 1996
--------------------------------------------------------------------------------

                                                            MERIDIAN/INVESCO    MERIDIAN/INVESCO   MERIDIAN/INVESCO
                                                             GLOBAL SECTOR         US SECTOR        FOREIGN SECTOR
                                                               PORTFOLIO           PORTFOLIO           PORTFOLIO
ASSETS:
 Investments in securities, at cost ...................        $ 6,064,464         $ 1,593,888         $ 1,317,384
                                                               ===========         ===========         ===========
 Investments in securities, at market value ...........        $ 6,335,483         $ 1,702,256         $ 1,345,873
 Short-term securities, at amortized cost .............                  0                   0                   0
 Cash .................................................            612,319             403,024             139,692
 Cash collateral for securities on loan ...............                  0                   0                   0
 Receivables:
  Securities sold .....................................             24,975                   0                   0
  Interest ............................................             23,258               1,177                 465
  Dividends ...........................................              7,026               1,908                 759
  Foreign receivable ..................................                203                   5                 641
  Foreign currency contracts ..........................                  0                   0                   0
  Other ...............................................                  0                   0                   0
                                                               -----------         -----------         -----------
   Total assets .......................................          7,003,264           2,108,370           1,487,430
                                                               -----------         -----------         -----------
LIABILITIES:
 Securities purchased .................................                  0                   0                   0
 Accounts payable and accrued liabilities:
  Investment advisory fees ............................              6,276               1,760               1,371
  Due to custodian ....................................                  0                   0                   0
  Dividends to shareholders ...........................                  0                   0                   0
  Deposits for securities on loan .....................                  0                   0                   0
  Foreign currency contracts ..........................                  0                   0                   0
  Other fees ..........................................             10,913               6,424               8,985
                                                               -----------         -----------         -----------
   Total liabilities ..................................             17,189               8,184              10,356
                                                               -----------         -----------         -----------
    Total net assets ..................................        $ 6,986,075         $ 2,100,186         $ 1,477,074
                                                               ===========         ===========         ===========
NET ASSETS:
 Capital stock shares authorized ......................         75,000,000          75,000,000          75,000,000
                                                               ===========         ===========         ===========
 Capital stock ($.01 par value) .......................        $     6,622         $     2,015         $     1,456
 Additional paid-in-capital ...........................          6,679,338           1,999,155           1,437,116
 Accumulated undistributed net investment income (loss)             13,476                   0                   0
 Accumulated undistributed net realized gain (loss) on:
  Investment and foreign currency transactions ........             15,624              (9,352)             10,000
 Net unrealized appreciation (depreciation) on:
  Investment securities ...............................            271,019             108,368              28,489
  Foreign currency transactions .......................                 (4)                  0                  13
                                                               -----------         -----------         -----------
 Net assets applicable to outstanding shares of capital        $ 6,986,075         $ 2,100,186         $ 1,477,074
                                                               ===========         ===========         ===========
 Shares outstanding at December 31, 1996 ..............            662,187             201,453             145,618
                                                               ===========         ===========         ===========
 Net asset value per share ............................        $     10.55         $     10.43         $     10.14
                                                               ===========         ===========         ===========

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENTS OF OPERATIONS
For the period ended December 31, 1996
--------------------------------------------------------------------------------

                                                            MERIDIAN/INVESCO  MERIDIAN/INVESCO  MERIDIAN/INVESCO
                                                              GLOBAL SECTOR       US SECTOR      FOREIGN SECTOR
                                                               PORTFOLIO(A)      PORTFOLIO(A)      PORTFOLIO(A)
INVESTMENT INCOME:
 Interest ...............................................        $ 57,042         $  4,657         $  4,361
 Dividends ..............................................          24,188            5,957            8,990
 Foreign tax withheld ...................................            (543)             (95)          (1,059)
                                                                 --------         --------         --------
  Total investment income ...............................          80,687           10,519           12,292
                                                                 --------         --------         --------
EXPENSES:
 Investment advisory fees ...............................          26,485            6,446            8,289
 Printing and shareholder reports .......................           1,711              120                0
 Custody fees ...........................................          26,048           19,766           24,078
 Legal fees .............................................              51                2                0
 Auditing and accounting fees ...........................           3,000            3,000            3,000
 Directors fees .........................................              19                1                0
 Registration fees ......................................              14                6                5
 Other fees .............................................             565               40                0
                                                                 --------         --------         --------
  Total expenses ........................................          57,893           29,381           35,372
 Less:
  Advisory fee waiver and expense reimbursement .........               0                0                0
  Fees paid indirectly ..................................               0                0                0
                                                                 --------         --------         --------
   Net expenses .........................................          57,893           29,381           35,372
                                                                 --------         --------         --------
 Net investment income (loss) ...........................          22,794          (18,862)         (23,080)
                                                                 --------         --------         --------
 Net realized gain (loss) on:
  Investment securities .................................          39,864           (9,352)          38,366
  Foreign currency transactions .........................           2,540                0           (2,160)
                                                                 --------         --------         --------
    Total net realized gain (loss) ......................          42,404           (9,352)          36,206
                                                                 --------         --------         --------
 Change in unrealized appreciation (depreciation) on:
     Investment securities ..............................         271,019          108,368           28,489
  Foreign currency transactions .........................              (4)               0               13
                                                                 --------         --------         --------
   Total change in unrealized appreciation (depreciation)         271,015          108,368           28,502
                                                                 --------         --------         --------
  Net gain (loss) on investments ........................         313,419           99,016           64,708
                                                                 --------         --------         --------
   Net increase (decrease) in net assets
     resulting from operations ..........................        $336,213         $ 80,154         $ 41,628
                                                                 ========         ========         ========

(a) The inception of this portfolio was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
--------------------------------------------------------------------------------

                                                                      MERIDIAN/INVESCO   MERIDIAN/INVESCO   MERIDIAN/INVESCO
                                                                        GLOBAL SECTOR       US SECTOR        FOREIGN SECTOR
                                                                         DECEMBER 31       DECEMBER 31        DECEMBER 31
                                                                     -----------------  -----------------  -----------------
                                                                           1996(a)           1996(a)             1996(a)
                                                                     -----------------  -----------------  -----------------
OPERATIONS:
 Net investment income (loss) ..................................        $    22,794         $  (18,862)        $  (23,080)
 Net realized gain (loss) on investments and
   foreign currency transactions ...............................             42,404             (9,352)            36,206
 Change in unrealized appreciation (depreciation) on investments
   and foreign currency transactions ...........................            271,015            108,368             28,502
                                                                        -----------         ----------         ----------
 Net increase (decrease) in net assets resulting from operations            336,213             80,154             41,628
                                                                        -----------         ----------         ----------
DISTRIBUTION TO SHAREHOLDERS:
 Net investment income .........................................            (11,859)                 0                  0
 In excess of net investment income ............................                  0                  0                  0
 Net realized gains ............................................            (24,239)                 0            (28,366)
 In excess of net realized gains ...............................                  0                  0                  0
                                                                        -----------         ----------         ----------
  Total distributions ..........................................            (36,098)                 0            (28,366)
                                                                        -----------         ----------         ----------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares .............................          7,998,720          2,024,608          1,442,105
 Dividends and distributions reinvested ........................             36,098                  0             28,366
 Cost of shares repurchased ....................................         (1,348,858)            (4,576)            (6,659)
                                                                        -----------         ----------         ----------
  Increase (decrease) in net assets from
    capital share transactions .................................          6,685,960          2,020,032          1,463,812
                                                                        -----------         ----------         ----------
 Net increase (decrease) in net assets .........................          6,986,075          2,100,186          1,477,074
NET ASSETS:
 Beginning of period ...........................................                  0                  0                  0
                                                                        -----------         ----------         ----------
 End of period .................................................        $ 6,986,075         $2,100,186         $1,477,074
                                                                        ===========         ==========         ==========
  Undistributed net investment income ..........................        $    13,476         $        0         $        0
                                                                        ===========         ==========         ==========
SHARE ACTIVITY:
 Shares outstanding--beginning of period .......................                  0                  0                  0
                                                                        -----------         ----------         ----------
 Shares issued .................................................            788,163            201,911            143,376
 Shares issued--reinvestment of dividends and distributions ....              3,424                  0              2,823
 Shares redeemed ...............................................           (129,400)              (458)              (581)
                                                                        -----------         ----------         ----------
 Increase (decrease) in shares outstanding .....................            662,187            201,453            145,618
                                                                        -----------         ----------         ----------
 Shares outstanding--end of period .............................            662,187            201,453            145,618
                                                                        ===========         ==========         ==========

(a) The inception of this portfolio was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS*
For the period ended
--------------------------------------------------------------------------------

                                                       MERIDIAN/INVESCO      MERIDIAN/INVESCO       MERIDIAN/INVESCO
                                                  GLOBAL SECTOR PORTFOLIO  US SECTOR PORTFOLIO   FOREIGN SECTOR PORTFOLIO
                                                         DECEMBER 31            DECEMBER 31           DECEMBER 31
                                                 ------------------------  -------------------   ------------------------
                                                           1996(c)                1996(c)                1996(c)
                                                           -------                -------                -------
Net asset value, beginning of period ............          $10.00                 $10.00                 $10.00
 Income from operations:
     Net investment income (loss) ...............            0.06                  (0.21)                 (0.20)
  Net realized and unrealized gain (loss)
    on investments ..............................            0.55                   0.64                   0.54
                                                           ------                 ------                 ------

   Total income (loss) from operations ..........            0.61                   0.43                   0.34
                                                           ------                 ------                 ------

Distributions:
  Dividends from net investment income ..........           (0.02)                  0.00                   0.00
  Dividends in excess of net investment income ..            0.00                   0.00                   0.00
  Distributions from net realized gains
    on investments ..............................           (0.04)                  0.00                  (0.20)
  Distributions in excess of net realized gains
    on investments ..............................            0.00                   0.00                   0.00
                                                           ------                 ------                 ------

   Total distributions ..........................           (0.06)                  0.00                  (0.20)
                                                           ------                 ------                 ------

Net asset value, end of period ..................          $10.55                 $10.43                 $10.14
                                                           ======                 ======                 ======

Total return (a) ................................            6.08%                  4.25%                  3.44%

Ratios and supplemental data:
 Net assets at end of period (in thousands) .....          $6,986                 $2,100                 $1,477
 Ratio of expenses to average net assets (b) ....            2.37%                  4.76%                  4.68%
 Ratio of net investment income (loss) to average
   net assets (b) ...............................            0.62%                 (2.04%)                (2.03%)
 Ratio of commissions paid to number of shares ..            3.13%                  5.55%                  6.43%
 Portfolio turnover rate (a) ....................           27.58%                 55.61%                 28.08%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 5.

(a) For periods less than one year the total return and portfolio turnover are not annualized.
(b) For periods less than one year the ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.
(c) The inception of this portfolio was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1996

NOTE 1--ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
        POLICIES

   The WRL Series Fund, Inc., (the "Fund") is a diversified, open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on August 21, 1985, as a Maryland corporation and commenced operations on October 2, 1986.

   The Fund consists of a series of investment Portfolios, including the Meridian/INVESCO Global Sector Portfolio, the Meridian/INVESCO US Sector Portfolio, and the Meridian/INVESCO Foreign Sector Portfolio (the "Portfolios"). Shares of the Portfolios are sold to the WRL Series Annuity Account (the "Annuity Account") of Western Reserve Life Assurance Co. of Ohio ("WRL"), to fund benefits under the Meridian/INVESCO Sector Variable Annuity Contracts. The Separate Account contains three investment options referred to as sub-accounts, each of which upon instructions received from contract owners of Meridian/INVESCO Sector Variable Annuity Contracts, invests in a corresponding Meridian/INVESCO Sector Portfolio.

   On May 1, 1996, WRL supplied seed capital as follows:

PORTFOLIO                          CONTRIBUTION
---------                          ------------
Meridian/INVESCO Global Sector      $ 1,000,000
Meridian/INVESCO US Sector          $   500,000
Meridian/INVESCO Foreign Sector     $ 1,000,000

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

   Securities held by the Portfolios are valued at market value, except for short-term debt securities. Short-term debt securities maturing in 60 days or less are valued on the amortized cost basis, which approximates market value. Stocks are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the latest bid price is used. Bonds are valued using prices quoted by a major dealer in bonds which offers a pricing service. Certain pricing methodologies, such as matrix pricing of bonds, may involve the use of estimates and actual sales prices may differ. Securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

   The value of foreign securities are translated into U.S. dollars using foreign exchange spot rates.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis for both tax and financial reporting purposes. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of bond premium and accretion of discount, is accrued daily. Dividend income on foreign securities is recorded net of foreign tax expense.

   The accounting records of the Fund are maintained in U.S. dollars. For transactions denominated in a currency other than the U.S. dollar, purchases and sales of securities, income received, and expenses paid are translated into U.S. dollars at the foreign exchange spot rate on the date the transaction is recorded. Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

   The unrealized gain or loss on forward foreign currency contracts is due to the difference between the foreign exchange contract rate and the foreign exchange forward rate applicable to that contract at the end of the period. This gain or loss becomes realized when the contract is closed or settled.

   Futures contracts and options are valued based upon daily settlement prices with the fluctuations in value recorded as unrealized gains and losses. These gains and losses become realized when the position is closed. The risks associated with the use of options and futures contracts involve the possibilities of an illiquid market and an imperfect correlation between the value of the instrument and the underlying security.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)

C. FEDERAL INCOME TAXES

   It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for Federal income taxes has been made.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

   Reclassifications between undistributed net investment income (UNII) and undistributed net realized capital gains (UNCG) were made to appropriately conform financial accounting and tax treatment of dividend distributions. Net investment income, net realized gains and net assets were not affected by these reclassifications. The Portfolios and the amounts of the reclassifications are as follows:

    PORTFOLIO               UNII         UNCG
    ---------               ----         ----
    Meridian/INVESCO
     Global Sector        $ 2,541     $(2,541)
    Meridian/INVESCO
     Foreign
     Sector                (2,160)      2,160

   In addition, reclassifications were made in the Meridian/INVESCO US Sector and Meridian/INVESCO Foreign Sector Portfolios for $18,862 and $25,240, respectively, between undistributed net investment income and additional paid-in capital.

D. DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Separate Account on the next business day after declaration.

E. ORGANIZATION COSTS

   All costs incurred in connection with the formation of the Fund and its Portfolios were paid by WRL.

F. EXPENSE OFFSET ARRANGEMENT

   Fees paid indirectly, in the accompanying Statement of Operations, represent reductions in custody expenses in lieu of interest income earned on incidental uninvested cash balances. Such fees have been added to custody fees to reflect total Fund expenses.

NOTE 2--INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY

   The Fund has entered into an annually renewable investment advisory agreement for the Portfolios with WRL as investment adviser. The Fund pays to WRL, and charges to each respective Portfolio, advisory fees each month at the following annual rate expressed as a percentage of the average daily net assets of the respective Portfolio:

    PORTFOLIO                       PERCENT OF ASSETS
    ---------                       -----------------
    Meridian/INVESCO
     Global Sector                        1.10%
    Meridian/INVESCO US
     Sector                               1.10%
    Meridian/INVESCO
     Foreign Sector                       1.10%

   Pursuant to the Meridian/INVESCO Sector Portfolio agreements, Meridian Investment Management Corporation receives monthly compensation from the investment adviser, as a percentage of the Portfolio's average daily net assets, at an annual rate of 0.30% of the first $100 million of net assets and 0.35% of net assets in excess of $100 million. For its services, INVESCO Global Asset Management Limited receives monthly compensation from the investment adviser, as a percentage of the Portfolio's average daily net assets, at an annual rate of 0.40% of the first $100 million of net assets and 0.35% of net assets in excess of $100 million.

   The Portfolios are charged for expenses that specifically relate to their individual operations. All other operating expenses of the Fund that are not attributable to a specific portfolio are allocated based upon the proportionate number of policy and contract owners of the underlying sub-accounts.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 (CONTINUED)

   WRL directly incurs and pays these operating expenses relating to the Fund, which subsequently reimburses WRL.

   At a Special Meeting of Fund shareholders on December 16, 1996, a change in investment adviser from WRL to WRL Investment Management, Inc. (WRL Management) was approved, effective January 1, 1997. At the same meeting, shareholders also approved new investment advisory agreements ("New Advisory Agreements") between WRL Management and the Fund, on behalf of each Portfolio. The terms of the New Advisory Agreements are substantially the same as the terms of the current advisory agreements between WRL and each Portfolio. At the same Special Meeting, Fund shareholders also approved, effective January 1, 1997, new investment sub-advisory agreements ("New Sub-Advisory Agreements") between the Fund, on behalf of each Portfolio, and each respective sub-adviser for each Portfolio. The terms of the New Sub-Advisory Agreements are substantially the same as the terms of the current sub-advisory agreements. WRL Management is a direct, wholly-owned subsidiary of WRL.

B. AFFILIATES

   WRL is an indirect wholly-owned subsidiary of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

C. PLAN OF DISTRIBUTION

   Effective January 1, 1997, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI").

   Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing such Portfolio's shares, up to a maximum rate of 0.15% on an annualized basis of the average daily net assets.

   ISI has determined that it will not seek payment by the Fund of distribution expenses with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI seeking reimbursement, Contract Owners will be notified in advance.

D. DEFERRED COMPENSATION PLAN

   Each eligible Director of the WRL Series Fund, Inc. who is not an officer or affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Deferred Compensation Plan for Directors of the WRL Series Fund, Inc. (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred amounts may be invested in any Portfolio of the IDEX Series Fund. Invested plan amounts are included in other assets. The total liability for deferred compensation to Directors under the Plan at December 31, 1996, is included in other liabilities in the accompanying Statement of Assets and Liabilities.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3--SECURITIES TRANSACTIONS

   Securities transactions are summarized as follows:

                                                     MERIDIAN/INVESCO   MERIDIAN/INVESCO   MERIDIAN/INVESCO
                                                      GLOBAL SECTOR        US SECTOR        FOREIGN SECTOR
                                                        PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                    -----------------  -----------------   ----------------
For the period ended December 31, 1996:
  Purchases of securities:
  Long-term excluding U.S. Government ............      $ 4,941,216        $ 2,046,244        $ 1,582,095
  U.S. Government securities .....................        1,987,236                  0                  0
 Proceeds from maturities and sales of
securities:
  Long-term excluding U.S. Government ............          609,711            443,005            303,077
  U.S. Government securities .....................          295,054                  0                  0

NOTE 4--FEDERAL INCOME TAX MATTERS

   The income, expenses, gains and losses on security transactions attributed to each Portfolio for accounting purposes are attributed to that Portfolio for Federal income tax purposes. Gains and losses on forward currency contracts, if applicable, are treated as ordinary income for Federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

   Each Portfolio has and will continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, and accordingly, has made or intends to make sufficient distributions of net investment income and net realized gains, if any, to relieve it from all Federal and state income taxes and Federal excise taxes.

   The net capital loss carrryforwards noted below as of December 31, 1996, if applicable, are available to offset future realized capital gains through the periods listed. Each Portfolio will elect to treat the net capital losses incurred in the two month period ended December 31, 1996, (Post-October Losses Deferred), if applicable, as having been incurred in the following fiscal year.

                                     POST-OCTOBER          PRIOR YEAR        DECEMBER 31, 1996     NET CAPITAL LOSS
                     NET CAPITAL        LOSSES          NET CAPITAL LOSS      NET CAPITAL LOSS       CARRYFORWARD
PORTFOLIO               GAINS          DEFERRED      CARRYFORWARD UTILIZED      CARRYFORWARD      AVAILABLE THROUGH:
---------               -----          --------      ---------------------      ------------      ------------------
Meridian/INVESCO
  Global Sector...    $ 40,098           $  0                 $ 0                  $     0                N/A
Meridian/INVESCO
  US Sector .....            0              0                   0                   (9,352)        December 31, 2004
Meridian/INVESCO
  Foreign Sector..      38,366            969                   0                        0                N/A

   The aggregate cost of investments and composition of unrealized appreciation and depreciation for Federal income tax purposes as of December 31, 1996, are as follows:

                                                                                      NET UNREALIZED
                                     FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
PORTFOLIO                            COST BASIS      APPRECIATION     DEPRECIATION    (DEPRECIATION)
---------                            -----------     ------------     ------------    --------------
Meridian/INVESCO Global Sector...    $ 6,064,698      $ 510,905         $ 240,120       $ 270,785
Meridian/INVESCO US Sector.......      1,593,888        144,591            36,223         108,368
Meridian/INVESCO Foreign Sector..      1,317,384        127,119            98,630          28,489

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5--FINANCIAL HIGHLIGHTS

   The total return set forth in "Financial Highlights" reflects the advisory fee and all other Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges against the corresponding sub-accounts or the charges and deductions under the applicable Policies or Annuity Contracts. Where a Portfolio's period from inception is less than one year, the total return shown is not annualized.

WRL SERIES FUND, INC
--------------------------------------------------------------------------------

SUPPLEMENTARY INFORMATION

   Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matter put to a vote of the shareholders and provide final results.

   In adherence to this Amendment, WRL solicited a vote by the policyholders for:
   1. A new investment advisory agreement between the fund, on behalf of each portfolio, and WRL Investment Management, Inc., effective January 1, 1997;
   2. A new investment sub-advisory agreement for each Portfolio between WRL Management, Inc., on behalf of such Portfolio, and the Portfolio's current sub-adviser(s), effective January 1, 1997;
   3. A distribution plan pursuant to rule 12b-1 under the Investment Company Act of 1940, as amended, pursuant to which the Portfolios may reimburse InterSecurities, Inc., ("ISI") which will act as Distributor of the Fund's shares for distribution related expenses incurred by ISI in the performance of its duties as Distributor pursuant to a distribution agreement between ISI and the Fund.

   At a special shareholders/policyholders meeting on December 16, 1996 the results of the resolution were as follows:

                                                    PROPOSAL 1
                                       -------------------------------------
PORTFOLIOS                               FOR          AGAINST       ABSTAIN
----------                               ---          -------       -------
Meridian/INVESCO Global Sector            93%           6%            1%
Meridian/INVESCO US Sector               100%           0%            0%
Meridian/INVESCO Foreign Sector          100%           0%            0%

                                                    PROPOSAL 2
                                       -------------------------------------
PORTFOLIOS                               FOR          AGAINST       ABSTAIN
----------                               ---          -------       -------
Meridian/INVESCO Global Sector (a)        94%           5%            1%
Meridian/INVESCO Global Sector (b)        93%           6%            1%
Meridian/INVESCO US Sector (a)            74%           0%           26%
Meridian/INVESCO US Sector (b)           100%           0%            0%
Meridian/INVESCO Foreign Sector (a)      100%           0%            0%
Meridian/INVESCO Foreign Sector (b)      100%           0%            0%

(a) Sub-advisory agreement between the investment advisor and INVESCO Global Asset Management Limited.
(b) Sub-advisory agreement between the investment advisor and Meridian Investment Management Corporation.

                                                    PROPOSAL 3
                                       -------------------------------------
PORTFOLIOS                               FOR          AGAINST       ABSTAIN
----------                               ---          -------       -------
Meridian/INVESCO Global Sector            88%           11%           1%
Meridian/INVESCO US Sector               100%            0%           0%
Meridian/INVESCO Foreign Sector          100%            0%           0%

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At December 31, 1996
--------------------------------------------------------------------------------

                                               MERIDIAN/INVESCO MERIDIAN/INVESCO  MERIDIAN/INVESCO
                                                GLOBAL SECTOR      US SECTOR       FOREIGN SECTOR
                                                 SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
Investments:
 Investment in WRL Series Fund, Inc.:
  Shares ....................................       99,620.331      201,453.499       145,618.400
                                                ==============   ==============   ===============
  Cost ......................................   $    1,009,498   $    2,020,033   $     1,463,899
                                                ==============   ==============   ===============
 Investments, at net asset value ............   $    1,051,224   $    2,100,186   $     1,477,074
 Accrued transfers from (to) depositor - net.                0                0                 0
                                                --------------   --------------   ---------------
  Total assets ..............................        1,051,224        2,100,186         1,477,074
                                                --------------   --------------   ---------------
LIABILITIES: ................................                0                0                 0
                                                --------------   --------------   ---------------
  Total net assets ..........................   $    1,051,224   $    2,100,186   $     1,477,074
                                                ==============   ==============   ===============
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units ....................................    50,034.169959   153,036.458708     43,917.514952
                                                ==============   ==============   ===============
   Unit value ...............................   $    10.508888   $    10.343885   $     10.263335
                                                ==============   ==============   ===============
   Contract Owners' equity ..................   $      525,804   $    1,582,992   $       450,740
                                                --------------   --------------   ---------------
 Depositor's equity:
   Units ....................................    49,997.705211    50,000.000000    100,000.000000
                                                ==============   ==============   ===============
   Unit value ...............................   $    10.508888   $    10.343885   $     10.263335
                                                ==============   ==============   ===============
   Depositor's equity .......................   $      525,420   $      517,194   $     1,026,334
                                                --------------   --------------   ---------------
   Total equity .............................   $    1,051,224   $    2,100,186   $     1,477,074
                                                ==============   ==============   ===============

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
STATEMENTS OF OPERATIONS
For the period ended December 31, 1996
--------------------------------------------------------------------------------

                                                              MERIDIAN/INVESCO       MERIDIAN/INVESCO        MERIDIAN/INVESCO
                                                               GLOBAL SECTOR            US SECTOR             FOREIGN SECTOR
                                                               SUB-ACCOUNT(A)         SUB-ACCOUNT(A)          SUB-ACCOUNT(A)
INVESTMENT INCOME:
 Dividend income .......................................          $ 1,801                 $     0                 $     0
 Capital gain distributions ............................            3,682                       0                  28,366
                                                                  -------                 -------                 -------
                                                                    5,483                       0                  28,366
EXPENSES:
 Mortality and expense risk ............................            6,106                   7,460                   9,046
                                                                  -------                 -------                 -------
  Net investment income (loss) .........................             (623)                 (7,460)                 19,320
                                                                  -------                 -------                 -------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                53                       2                      88
  Change in unrealized appreciation (depreciation) .....           41,726                  80,152                  13,174
                                                                  -------                 -------                 -------
  Net gain (loss) on investments .......................           41,779                  80,154                  13,262
                                                                  -------                 -------                 -------
   Net increase (decrease) in equity accounts resulting
     from operations ...................................          $41,156                 $72,694                 $32,582
                                                                  =======                 =======                 =======

(a) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
STATEMENTS OF CHANGES IN EQUITY ACCOUNTS
For the period ended
--------------------------------------------------------------------------------

                                                      MERIDIAN/INVESCO        MERIDIAN/INVESCO         MERIDIAN/INVESCO
                                                       GLOBAL SECTOR             US SECTOR              FOREIGN SECTOR
                                                        SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                                        DECEMBER 31             DECEMBER 31               DECEMBER 31
                                                     -----------------        ----------------         ----------------
                                                          1996(a)                 1996(a)                   1996(a)
                                                          ------                  -------                   -------
OPERATIONS:
  Net investment income (loss) ...............          $     (623)              $   (7,460)              $   19,320
  Net gain (loss) on investments .............              41,779                   80,154                   13,262
                                                        ----------               ----------               ----------
  Net increase (decrease) in equity accounts
    resulting
    from operations ..........................              41,156                   72,694                   32,582
                                                        ----------               ----------               ----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ........             510,068                1,527,492                  444,492
                                                        ----------               ----------               ----------
  Less cost of units redeemed:
   Administrative charges ....................                   0                        0                        0
   Policy loans ..............................                   0                        0                        0
   Surrender benefits ........................                   0                        0                        0
   Death benefits ............................                   0                        0                        0
                                                        ----------               ----------               ----------
                                                                 0                        0                        0
                                                        ----------               ----------               ----------
   Increase (decrease) in equity accounts from
     capital
     unit transactions .......................             510,068                1,527,492                  444,492
                                                        ----------               ----------               ----------
   Net increase (decrease) in equity accounts              551,224                1,600,186                  477,074
  Depositors' equity contribution (redemption)             500,000                  500,000                1,000,000
EQUITY ACCOUNTS:
  Beginning of period ........................                   0                        0                        0
                                                        ----------               ----------               ----------
  End of period ..............................          $1,051,224               $2,100,186               $1,477,074
                                                        ==========               ==========               ==========

(a) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
--------------------------------------------------------------------------------

                                                                      MERIDIAN/INVESCO    MERIDIAN/INVESCO     MERIDIAN/INVESCO
                                                                       GLOBAL SECTOR         US SECTOR          FOREIGN SECTOR
                                                                        SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                                        DECEMBER 31         DECEMBER 31           DECEMBER 31
                                                                      ----------------    ----------------     ----------------
                                                                          1996(c)              1996(c)              1996(c)
                                                                          -------              -------              -------
Accumulation unit value, beginning of period .....................        $10.00               $10.00               $10.00
                                                                          ------               ------               ------
Income from operations:
 Net investment income (loss) ....................................         (0.01)               (0.08)                0.17
 Net realized and unrealized gain (loss) on investments ..........          0.52                 0.42                 0.09
                                                                          ------               ------               ------

  Total income (loss) from operations ............................          0.51                 0.34                 0.26
                                                                          ------               ------               ------

Accumulation unit value, end of period ...........................        $10.51               $10.34               $10.26
                                                                          ======               ======               ======

Total return (a) .................................................          5.09%                3.44%                2.63%

Ratios and supplemental data:

 Net assets at end of period (in thousands) ......................        $1,051               $2,100               $1,477

 Ratio of net investment income (loss) to average net assets (b)..         (0.14%)              (1.26%)               2.55%

 * The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

(a) For periods less than one year the total return is not annualized.
(b) For periods less than one year the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1996

NOTE 1--ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
        POLICIES

   The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust "Trust") under the Investment Company Act of 1940, as amended.

   The Annuity Account holds assets that support the benefits under flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, including the Meridian/INVESCO Sector Variable Annuity. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The Meridian/INVESCO Sector Variable Annuity investment options, referred to as sub-accounts, are the Meridian/INVESCO Global Sector Sub-Account, the Meridian/INVESCO US Sector Sub-Account and the Meridian/INVESCO Foreign Sector Sub-Account. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. The investment managers for these three portfolios are Meridian Investment Management Corporation and INVESCO Global Asset Management Limited.

   On May 1, 1996, WRL made an initial contribution to each of the Meridian/INVESCO Sub-Accounts. The amount of the contribution and the units received from the corresponding sub-accounts are as follows:

   SUB-ACCOUNT       CONTRIBUTION         UNITS
   -----------       ------------         -----
Meridian/INVESCO
  Global Sector       $  500,000      49,997.705211
Meridian/INVESCO
  US Sector           $  500,000      50,000.000000
Meridian/INVESCO
  Foreign Sector      $1,000,000     100,000.000000

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS

   The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1996. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of a sale or redemption order without sales charges. Dividend income, and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for federal income taxes has been made.

NOTE 2--CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A. CONTRACT CHARGES

   No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

   On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. SUB-ACCOUNT CHARGES

   A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense

WRL SERIES ANNUITY ACCOUNT
MERIDIAN/INVESCO SECTOR VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 (CONTINUED)

   risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3--DIVIDENDS AND DISTRIBUTIONS

   Dividends of the Portfolios are typically declared and reinvested semiannually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4--OTHER MATTERS

   As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-----------
Meridian/INVESCO Global Sector       $41,726
Meridian/INVESCO US Sector            80,153
Meridian/INVESCO Foreign Sector       13,175

-----------------------------------------------------------------------------
          W  R  L    S  E  R  I  E  S    F  U  N  D  ,    I  N  C  .
-----------------------------------------------------------------------------

                          WRL SERIES ANNUITY ACCOUNT

                     OFFICE OF THE WRL SERIES FUND, INC.
                          WRL SERIES ANNUITY ACCOUNT
                             201 Highland Avenue
                             Largo, FL 33770-2597
                                1-800-851-9777

                      ------------------------------------

                                 DISTRIBUTOR:
                            InterSecurities, Inc.
                             201 Highland Avenue
                             Largo, FL 33770-2597

                      ------------------------------------

                               FUND CUSTODIAN:
                        Investors Bank & Trust Company
                               89 South Street
                               Boston, MA 02111

                      ------------------------------------

                             INVESTMENT ADVISER:
                       WRL Investment Management, Inc.
                             201 Highland Avenue
                             Largo, FL 33770-2957

                      ------------------------------------

                                SUB-ADVISERS:
                  Meridian Investment Management Corporation
                           12835 East Arapahoe Road
                             Tower II, 7th Floor

                             Englewood, CO 80112
                   INVESCO Global Asset Management Limited
                         Rosebank, 12 Bermudiana Road
                            Hamilton, Bermuda HM11

                      ------------------------------------

                                   INSURER:
                  Western Reserve Life Assurance Co. of Ohio
                             201 Highland Avenue
                             Largo, FL 33770-2597

                      ------------------------------------

                           INDEPENDENT ACCOUNTANTS:
                             Price Waterhouse LLP
                                1055 Broadway
                            Kansas City, MO 64105

                     THIS MATERIAL IS FOR CONTRACT HOLDER'S
                    REPORTING PURPOSES ONLY AND SHALL NOT BE
                    USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                   [LOGO]                               [LOGO]
                   -------------------------------------------
                    WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       Distributor: InterSecurities, Inc.
               201 Highland Avenue /bullet/ Largo, FL 33770-2597

February 1997
ACC00011 (2/97)

         Appendix to Electronic Format                               Page 1 of 1

         WRL Series Fund. Inc.
         Meridian/INVESCO Sector Variable Annuity

Page 1   (photo)    Shown is John R. Kenney, Chairman of the Board

Page 4   (graph 1)  Mountain graph depicting the change in value of a
                    $10,000 investment in the portfolio since inception versus the Financial Times World Index (FT) and the Lehman Hutton
                    Bond Index (LH) over the same time frame.
                                                  Portfolio  FT Index  LH Index
                       Inception 5/1/96            $10,000    $10,000   $10,000
                       Period Ended 12/31/96       $10,608    $10,473   $10,811

Page 5   (graph 2)  Mountain graph depicting the change in value of a
                    $10,000 investment in the portfolio since inception versus the Standard & Poor's Index of 500 Common Stocks (S&P) over the same time frame.
                                                  Portfolio  S&P Index
                       Inception 5/1/96            $10,000    $10,000
                       Period Ended 12/31/96       $10,425    $11,500

Page 6   (graph 3)  Mountain graph depicting the change in value of a
                    $10,000 investment in the portfolio since inception versus the Financial Times World Index excluding the U.S.(FT-EX)
                    over the same time frame.
                                                  Portfolio FT-EX Index
                       Inception 5/1/96            $10,000   $10,000
                       Period Ended 12/31/96       $10,344    $9,883